July 24, 2025

Via EDGAR Electronic Submission

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, DC 20549

RE: Spend Life Wisely Funds Investment Trust, File Nos. 333-175328 and 811-22576

Dear Sir or Madam:

On behalf of Spend Life Wisely Funds Investment Trust, a registered investment company (the "Trust"), we hereby submit via electronic filing Post-Effective Amendment No. 55 to the Trust's Registration Statement under the Securities Act of 1933, as amended. The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933, as amended. The main purpose for this filing is to re-register shares of the Wisdom Short Duration Income Fund as the Wisdom Short Duration Income ETF.

The Registrant notes that it not filing a Form N-14 to register shares of the fund as an ETF for the following reasons:

(i)	the fund is held by only two shareholders both of whom are accredited investors,
(ii)	these shareholders requested that the fund be converted from a mutual fund to an ETF,
(iii)	the Board of Trustees approved converting the fund from a mutual fund to an ETF and related matters,
(iv)	the two shareholders executed an action by written consent approving the conversion and related matters,
(v)	sales of the fund were stopped on June 27, 2025 via a so-called soft-close sticker such that no new investors will be accepted until after the conversion to an ETF, and
(vi)	based on conversation with SEC staff, the conversion to ETF status would fall under Section 4(a)(2) of the Securities Act of 1933, as amended, as an exempt transaction "…by an issuer not involving any public offering..." and, therefore, would not require a separate offering document.

If you have any questions concerning this filing, please contact the undersigned at (614) 469-3238 or Randy Gerlach at (312) 998-4279.

Very truly yours,

/s/ Parker Bridgeport

Parker Bridgeport

Senior Counsel

Thompson Hine LLP